Operating costs	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Operating costs

Note 4	Operating costs

FOR THE YEAR ENDED DECEMBER 31	NOTE	2019	2018
Labour costs
Wages, salaries and related taxes and benefits (1)		(4,303)	(4,284)
Post-employment benefit plans service cost (net of capitalized amounts)	24	(247)	(266)
Other labour costs (1) (2)		(1,005)	(1,042)
Less:
Capitalized labour (1)		1,032	1,052
Total labour costs		(4,523)	(4,540)
Cost of revenues (1) (3)		(7,380)	(7,349)
Other operating costs (1) (4)		(1,955)	(2,044)
Total operating costs		(13,858)	(13,933)

(1)	We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.

(2)	Other labour costs include contractor and outsourcing costs.

(3)	Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.

(4)	Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, information technology costs, professional service fees and rent.

Research and development expenses of $109 million and $106 million are included in operating costs for 2019 and 2018, respectively.